Net Income/(Loss) per Share (Calculation of Sohu Group's Basic and Diluted Net Loss per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income/(loss) from continuing operations attributable to Sohu.com Limited, basic	$ (65,805)	$ (17,343)	$ 69,274
Net income/(loss) attributable to Sohu.com Limited, basic	(30,379)	(17,343)	927,725
Net income from discontinued operations attributable to Sohu.com Limited, basic	35,426	0	858,451
Net income/(loss) from continuing operations attributable to Sohu.com Limited, diluted	(65,805)	(17,343)	69,274
Net income from discontinued operations attributable to Sohu.com Limited, diluted	35,426	0	858,431
Net income/(loss) attributable to Sohu.com Limited, diluted	$ (30,379)	$ (17,343)	$ 927,705
Denominator:
Weighted average basic ordinary shares outstanding	34,109	34,945	39,501
Weighted average diluted ordinary shares outstanding	34,109	34,945	39,501
Basic net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	$ (1.93)	$ (0.5)	$ 1.75
Discontinued operations	1.04	0	21.74
Net income/(loss) per share	(0.89)	(0.5)	23.49
Diluted net income/(loss) per share attributable to Sohu.com Limited
Continuing operations	(1.93)	(0.5)	1.75
Discontinued operations	1.04	0	21.74
Net income/(loss) per share	$ (0.89)	$ (0.5)	$ 23.49
Sogou [Member]
Effect of dilutive securities:
Incremental dilution from Sogou	$ 0	$ 0	$ (20)